UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-06096

                             The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West

                                     Bethesda, MD 20814-6519

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

                             Bethesda, MD 20814-6519

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-493-4600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Torray Fund

Letter to Shareholders

July 10, 2014

Dear Fellow Shareholders,

We are pleased to report that our Fund gained 7.3% during the first half of 2014, bringing its return since inception 23½ years ago to 10.5% compounded annually. An initial $10,000 investment is now worth $103,268. The Standard & Poor’s 500 gained 7.1% through June and 10.1% since we opened The Torray Fund. A $10,000 investment at that time is now worth $96,623.

As we have noted in earlier letters, mutual fund shareholders, collectively, have come nowhere near matching such results. Comprehensive studies have reported the shortfall to be as much as 50%, mostly attributable to investors’ impatience, chasing booms and fleeing busts. Having watched this for decades, we reluctantly conclude it’s never going to change. However, there are always exceptions, and we believe our shareholders are among them. The majority of you have been with us for more than 15 years, a period of endless financial challenges including two 50% market collapses. The 2008-09 crash was the worst debacle since the early 1970s. Yet, those that held on have been rewarded.

In the aftermath, the Fund returned 17.6% annually for the last five years, the market, 18.8%. We don’t consider the difference meaningful when compared to the damage done to those that sold at the bottom, incurring 30%-50% losses which will likely never be recovered. All through this period we underscored the importance of holding on. Following that advice had more to do with long-term success than choosing one fund over another or portfolio rebalancing based on guesses about the market’s direction. In the end virtually everything came back. No matter what you held, assuming reasonable diversification, it had to do better than sitting on cash, which yielded little or nothing.

At this point we believe the fallout from the 2008-09 disaster is behind us and the future looks good. In spite of the improved outlook, many market strategists now call for caution. They contend stocks have gone up too far too fast. Our answer is they went down way too far and a lot faster. The recovery, in our view, has merely restored values to historic norms.

It’s revealing to compare current opinions on the fairness of stock prices to those 14 years ago. In the spring of 2000, the S&P 500 peaked at an inflated 33 times earnings for a return to the investor of just 3%. Despite the high risk and low reward of investing at such levels, the public was all in. Today, as noted earlier, many on Wall Street say the market is too high, even though at 16 times earnings it’s less than half what it was back then. In the world of money shuffling, investors, over generations, have punished themselves because they can’t stop buying anything that’s going up or selling what’s going down.

On a bright note, The Torray Fund portfolio’s projected price earnings ratio for the coming year stands at 13.5-to-1 for an earnings return of 7.4% (2½ times that of the market in 2000). More importantly, we believe our companies are above-average in terms of financial strength, competitive position, long-term prospects and management. By comparison, large numbers of stocks being chased by today’s momentum-following speculators do not meet these standards. Furthermore, they seem way-overpriced and some have no earnings at all.

The Torray Fund

Letter to Shareholders (continued)

July 10, 2014

To make a long story short, we are confident about the future of our investments. As always, there will be shocks to the system; some will send short-term traders and the nervous types scurrying for cover. Markets can drop unannounced at any time, 10%, 15%, even more. When it happens, the financial “experts,” never in short supply, will flood the airwaves and press with analyses of what it all means and advice about what to do next. By this time, stocks are usually a bargain and intelligent investors are buying them. Keep in mind, every share changing hands at the bottom is bought by someone.

Our message in this letter, our 47th, is to ignore this puzzle and focus instead on the worth of the businesses you own, and the lessons of history which prove beyond doubt the tremendous long-term value of being a patient investor in quality companies.

We thank you once again for your patience and support.

Sincerely,

Robert E. Torray

Fred M. Fialco

The Torray Fund

PERFORMANCE DATA

As of June 30, 2014 (unaudited)

Average Annual Returns on an Investment in

The Torray Fund vs. the S&P 500 Index

For the periods ended June 30, 2014:

	1 Year	3 Years	5 Years	10 Years	Since Inception 12/31/90
The Torray Fund	21.87%	14.23%	17.57%	5.49%	10.45%
S&P 500 Index	24.61%	16.58%	18.83%	7.78%	10.13%

Cumulative Returns for the 23½ years ended June 30, 2014

The Torray Fund	932.68%
S&P 500 Index	866.23%

The Torray Fund

PERFORMANCE DATA (continued)

As of June 30, 2014 (unaudited)

Change in Value of $10,000 Invested

on December 31, 1990 (commencement of operations) to:

	12/31/90	12/31/94	12/31/98	12/31/02	12/31/06	12/31/10	06/30/14
The Torray Fund	$10,000	$15,821	$45,576	$47,236	$73,496	$63,039	$103,268
S&P 500 Index	$10,000	$15,666	$45,438	$34,318	$59,452	$57,501	$96,623

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.15%. Returns on both The Torray Fund and the S&P 500 Index assume reinvestment of all dividends and distributions. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large-cap stocks. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk.

The Torray Fund

FUND PROFILE

As of June 30, 2014 (unaudited)

DIVERSIFICATION (% of net assets)

Information Technology	18.68%
Financials	16.41%
Industrials	14.95%
Health Care	13.27%
Consumer Discretionary	10.33%
Energy	6.01%
Materials	5.70%
Consumer Staples	3.46%
Telecommunications	2.85%
Short-Term Investments	8.24%
Other Assets Less Liabilities	0.10%

100.00%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	Wells Fargo & Co.	4.33%
2.	Hewlett-Packard Co.	3.60%
3.	Sysco Corp.	3.46%
4.	Boardwalk Pipeline Partners LP	3.44%
5.	Intel Corp.	3.33%
6.	General Electric Co.	3.32%
7.	Loews Corp.	3.31%
8.	Western Union Co. (The)	3.23%
9.	EMC Corp.	3.21%
10.	Republic Services, Inc.	3.19%

		34.42%

	PORTFOLIO CHARACTERISTICS

	Net Assets (million)	$417
	Number of Holdings	31
	Portfolio Turnover	7.92%	*
	P/E Multiple (forward)	13.5x
	Trailing Weighted Average Dividend Yield	2.52%
Market Capitalization (billion)	Average	$75.0
	Median	$39.0

*	Not annualized

The Torray Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2014 (unaudited)

Shares		Market Value
COMMON STOCK 91.66%

18.68% INFORMATION TECHNOLOGY
446,400	Hewlett-Packard Co.	$15,034,752
449,400	Intel Corp.	13,886,460
777,600	Western Union Co. (The)	13,483,584
508,000	EMC Corp.	13,380,720
465,300	Cisco Systems, Inc.	11,562,705
58,700	International Business Machines Corp.	10,640,549

		77,988,770

16.41% FINANCIALS
343,800	Wells Fargo & Co.	18,070,128
314,300	Loews Corp.	13,832,343
141,800	Chubb Corp.	13,069,706
236,618	Marsh & McLennan Cos., Inc.	12,261,545
118,550	American Express Co.	11,246,838

		68,480,560

14.95% INDUSTRIALS
527,097	General Electric Co.	13,852,109
350,900	Republic Services, Inc.	13,323,673
166,350	Eaton Corp. PLC	12,838,893
99,200	General Dynamics Corp.	11,561,760
123,400	Stanley Black & Decker, Inc.	10,836,988

		62,413,423

13.27% HEALTH CARE
173,800	Baxter International Inc.	12,565,740
108,924	Johnson & Johnson	11,395,629
92,150	Becton Dickinson & Co.	10,901,345
100,100	WellPoint, Inc.	10,771,761
119,100	UnitedHealth Group Inc.	9,736,425

		55,370,900

See notes to the financial statements.

The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2014 (unaudited)

Shares		Market Value

10.33% CONSUMER DISCRETIONARY
424,100	Gannett Co., Inc.	$ 13,278,571
119,700	DIRECTV*	10,175,697
170,800	Target Corp.	9,897,860
116,800	Tupperware Brands Corp.	9,776,160

		43,128,288

6.01% ENERGY
776,700	Boardwalk Pipeline Partners LP	14,368,950
345,350	Chesapeake Energy Corp.	10,733,478

		25,102,428

5.70% MATERIALS
234,700	Dow Chemical Co. (The)	12,077,662
179,000	E.I. du Pont de Nemours & Co.	11,713,760

		23,791,422

3.46% CONSUMER STAPLES
385,600	Sysco Corp.	$14,440,720

2.85% TELECOMMUNICATIONS
335,900	AT&T Inc.	11,877,424

TOTAL COMMON STOCK 91.66%		382,593,935
(cost $263,185,362)

Principal Amount ($)
SHORT-TERM INVESTMENTS 8.24%
34,396,468	BNY Mellon Cash Reserve, 0.01%(1)	34,396,468

(cost $34,396,468)
TOTAL INVESTMENTS 99.90%		416,990,403
(cost $297,581,830)
OTHER ASSETS LESS LIABILITIES 0.10%		403,675

NET ASSETS 100.00%		$417,394,078

*	Non-income-producing securities
(1)	Represents current yield at June 30, 2014.

See notes to the financial statements.

The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2014 (unaudited)

ASSETS
Investments in securities at value (cost $297,581,830)	$416,990,403
Interest and dividends receivable	749,672
Receivable for fund shares sold	11,612
Prepaid expenses	113,140

TOTAL ASSETS	417,864,827

LIABILITIES
Payable to advisor	341,181
Payable for fund shares redeemed	51,330
Payable for transfer agent fees & expenses	38,523
Payable for printing, postage & mailing fees	26,060
Accrued expenses	13,655

TOTAL LIABILITIES	470,749

NET ASSETS	$417,394,078

Shares of beneficial interest ($1 stated value, 9,017,886 shares outstanding, unlimited shares authorized)	$9,017,886
Paid-in-capital in excess of par	310,384,709
Undistributed net investment income	149,902
Accumulated net realized loss on investments	(21,566,992)
Net unrealized appreciation of investments	119,408,573

TOTAL NET ASSETS	$417,394,078

Net Asset Value, Offering and Redemption Price per Share	$46.29

See notes to the financial statements.

The Torray Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2014 (unaudited)

INVESTMENT INCOME
Dividend income	$4,414,415
Interest income	2,149

Total investment income	4,416,564

EXPENSES
Management fees	1,986,731
Transfer agent fees & expenses	143,885
Trustees’ fees	30,897
Legal fees	28,124
Printing, postage & mailing	25,332
Insurance expense	23,673
Audit fees	16,463
Registration & filing fees	11,900
Custodian fees	10,114

Total expenses	2,277,119

NET INVESTMENT INCOME	2,139,445

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	12,802,234
Net change in unrealized appreciation (depreciation) on investments	13,689,590

Net realized and unrealized gain on investments	26,491,824

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,631,269

See notes to the financial statements.

The Torray Fund

STATEMENT OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended 06/30/14 (unaudited)	Year ended 12/31/13
Increase in Net Assets Resulting from Operations:
Net investment income	$2,139,445	$4,240,200
Net realized gain on investments	12,802,234	36,286,728
Net change in unrealized appreciation (depreciation) on investments	13,689,590	63,203,357

Net increase in net assets resulting from operations	28,631,269	103,730,285

Distributions to Shareholders from:
Net investment income ($0.281 and $0.395 per share, respectively)	(2,550,712)	(3,750,469)

Total distributions	(2,550,712)	(3,750,469)

Shares of Beneficial Interest
Net decrease from share transactions	(9,981,551)	(30,193,238)

Total increase	16,099,006	69,786,578

Net Assets — Beginning of Period	401,295,072	331,508,494

Net Assets — End of Period	$417,394,078	$401,295,072

Undistributed Net Investment Income	$149,902	$561,169

See notes to the financial statements.

The Torray Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented:

PER SHARE DATA

	Six months ended 06/30/14 (unaudited)		Years ended December 31:
			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$43.400		$33.000	$30.870	$29.430	$26.760	$21.640

Income from investment operations
Net investment income(1)	0.234		0.444	0.440	0.328	0.230	0.200
Net gains on securities (both realized and unrealized)	2.937		10.351	2.139	1.438	2.673	5.124

Total from investment operations	3.171		10.795	2.579	1.766	2.903	5.324

Less: distributions
Dividends (from net investment income)	(0.281)		(0.395)	(0.449)	(0.326)	(0.233)	(0.204)

Total distributions	(0.281)		(0.395)	(0.449)	(0.326)	(0.233)	(0.204)

Net Asset Value, End of Period	$46.290		$43.400	$33.000	$30.870	$29.430	$26.760

TOTAL RETURN(2)	7.33	%**	32.84%	8.38%	6.01%	10.90%	24.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$417,394		$401,295	$331,508	$344,468	$362,409	$363,014
Ratios of expenses to average net assets	1.15	%*	1.15%	1.17%	1.17%	1.17%	1.21%
Ratios of net investment income to average net assets	1.08	%*	1.15%	1.35%	1.07%	0.84%	0.89%
Portfolio turnover rate	7.92	%**	13.63%	16.55%	12.85%	14.42%	15.87%

*	Annualized
**	Not Annualized
(1)	Calculated based on the average amount of shares outstanding during the period
(2)	Past performance is not predictive of future performance.

See notes to the financial statements.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2014 (unaudited)

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under Massachusetts law. The Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains. The Fund seeks to meet its objectives by investing its assets in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. There can be no assurance that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2014 (unaudited)

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

Valuation Inputs
Level 1 — Quoted Prices*	$416,990,403
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$416,990,403

*	Security types and industry classifications as defined in the Schedule of Investments.

The Fund had no Level 3 investments during the period and had no transfers between Level 1, Level 2 and Level 3 investments during the reporting period.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2014 (unaudited)

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended 06/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares issued	37,640	$1,641,613	99,911	$3,863,597
Reinvestments of dividends and distributions	53,776	2,399,997	89,567	3,521,931
Shares redeemed	(319,294)	(14,023,161)	(988,735)	(37,578,766)

	(227,878)	$(9,981,551)	(799,257)	$(30,193,238)

As of June 30, 2014, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 1,564,350 shares or 17.35% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2014, aggregated $39,597,634 and $28,448,147, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, the Advisor provides investment advisory and administrative services to the Fund. The Fund pays the Advisor a management fee, computed daily and payable monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2014, the Fund incurred management fees of $1,986,731.

Excluding the management fee, other expenses incurred by the Fund during the six months ended June 30, 2014, totaled $290,388. These expenses include all costs associated with the Fund’s operations including transfer agent fees, independent trustees’ fees ($14,000 per annum, $2,000 for each Board meeting attended per Trustee, and an additional $10,000 annual retainer for the Chairman of the Board), dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of the custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor, and are not paid by the Fund for serving in such capacities.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2014 (unaudited)

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Distributions paid from:
Ordinary income	$3,750,469

$3,750,469

At December 31, 2013, the Fund had net capital loss carry forward for federal income tax purposes of $34,369,226 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

Under current tax law, capital losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. At December 31, 2013, the Fund had deferred no post-October capital losses.

The following information is based upon the federal tax basis of investment securities as of June 30, 2014:

Gross unrealized appreciation	$122,488,917
Gross unrealized depreciation	(3,080,344)

Net unrealized appreciation	$119,408,573

Cost	$297,581,830

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 7 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2014 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

The Torray Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2014 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Torray Fund

ABOUT YOUR FUND’S EXPENSES (continued)

As of June 30, 2014 (unaudited)

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,073.30	$5.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.09	$5.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

TRUSTEES

Carol T. Crawford

Bruce C. Ellis

William M Lane

Robert P. Moltz

Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray

William M Lane

Fred M. Fialco

Nicholas C. Haffenreffer

Barbara C. Warder

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

Distributed by Foreside Funds Distributors LLC

400 Berwyn Park, 899 Cassatt Road,

Berwyn, PA 19132

Date of first use, August 2014

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

The

TORRAY

FUND

SEMI-ANNUAL REPORT

June 30, 2014

The Torray Fund

Suite 750 W

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6519

(301) 493-4600

(800) 443-3036

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Torray Fund

By (Signature and Title)*	/s/ Robert E. Torray
Robert E. Torray, President
(principal executive officer)

Date	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Torray
Robert E. Torray, President
(principal executive officer)

Date	August 21, 2014

By (Signature and Title)*	/s/ William M Lane
William M Lane, Treasurer
(principal financial officer)

Date	August 21, 2014

*  Print the name and title of each signing officer under his or her signature.